CAPITAL STOCK (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Feb. 28, 2023	Feb. 28, 2022	Feb. 24, 2021
CAPITAL STOCK
Common stock, shares par value	$ 0.02	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized		75,000,000	75,000,000	75,000,000
Proceeds from issuance of common stock	$ 31,400	$ 0	$ 31,400
Issued shares of common stock	1,570,000
Common stock, shares issued		6,570,000	6,570,000
Total proceeds of common stock		$ 36,400
Common stock, shares outstanding		6,570,000	6,570,000